Commitments and Contingencies (Details) - Schedule of Lease Agreements Will Expire	Oct. 31, 2022 USD ($)
Schedule of Operating Leases for Minimum Rentals [Abstract]
2023	$ 84,800
2024	66,144
2025	30,316
Total	$ 181,260